Mainland China Contribution Plan - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Contributions for employee benefits	¥ 16,799	$ 2,511	¥ 12,972	¥ 5,533